Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated July 1, 2014 to the

Statutory Prospectus for Institutional Class and Class A, Class C, Class D and Class P Shares of

Allianz Funds Multi-Strategy Trust,

Dated April 1, 2014 (as supplemented thereafter)

Disclosure Relating to AllianzGI Structured Alpha Fund (renamed AllianzGI Structured Return Fund)

Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI Structured Alpha Fund
Objective [Heading]	rr_ObjectiveHeading	The disclosure in the subsections entitled "Investment Objective" within the Fund Summary relating to the Fund and within the "Principal Investments and Strategies of Each Fund- AllianzGI Structured Return Fund" section of the Prospectus, is hereby deleted and replaced in its entirety with the following:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Within the Fund Summary relating to the Fund, the Annual Fund Operating Expenses table in the subsection entitled "Fees and Expenses of the Fund" is hereby replaced with the following:
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-07-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Within the Fund Summary relating to the Fund, the table in the subsection entitled "Fees and Expenses of the Fund - Examples" is hereby replaced with the following:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please retain this Supplement for future reference.
Strategy [Heading]	rr_StrategyHeading	The disclosure in the subsections entitled "Principal Investment Strategies" within the Fund Summary relating to the Fund and within the "Principal Investments and Strategies of Each Fund- AllianzGI Structured Return Fund" section of the Prospectus, is hereby deleted and replaced in its entirety with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In pursuing its investment objective of long-term capital appreciation, the Fund combines long equity exposure with an in-the-money short call overlay strategy. Effective July 1, 2014, the Fund changed its name from “AllianzGI Structured Alpha Fund” to “AllianzGI Structured Return Fund” in connection with changes to the Fund’s investment objective, principal investment strategies, management fee and operating expenses.

To achieve its long equity exposure, the Fund expects to invest typically in stocks of substantially all of the companies included in the S&P 500 Index, which may include real estate investment trusts (REITs) and seeks to replicate approximately the relative weighting of the stocks in the S&P 500 Index. To the extent the portfolio managers identify efficiencies in achieving exposure to the desired stocks through other instruments, the Fund may complement its direct stock positions with temporary or medium-term investments in stock index futures, exchange traded funds (ETFs) and other derivative instruments.

Under normal market and other conditions, in addition to the stock portfolio described above, the Fund will employ a strategy of writing (selling) exchange-traded call options or FLEX call options (i.e. listed options that are traded on an exchange, but with customized strike prices and expiration dates) on the S&P 500 Index that are at a strike price below the current market price, typically with an aggregate notional value roughly equal to the full value of the Fund’s stock portfolio. Additionally, under certain circumstances, the portfolio managers may utilize long calls and short or long put or call spreads of exchange-traded or FLEX options to enhance the portfolio’s return. Option spreads are generally the purchase and sale of options on the same underlying security, index or instrument but with different strike prices or expiration dates. At maturity, an index option has a value based on a contractual obligation that is equal to its intrinsic value. It is the Fund’s intention to normally hold spread positions with different capped returns and maturities to expiration. All options are expected to be held to expiration unless market conditions or redemptions make earlier closeout appropriate or necessary.

A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.34%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(4.19%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.15%	[1]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 661
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,705
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,743
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,306
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	661
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,705
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,743
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,306
C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.91%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(3.01%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.90%	[1]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	293
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,206
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,221
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,767
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,206
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,221
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,767
Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.64%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(2.74%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.90%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	860
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,649
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,718
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	860
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,649
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,718
P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.97%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(2.97%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.00%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	936
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,788
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,995
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	936
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,788
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,995
D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.29%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(3.14%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.15%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,015
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,925
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,257
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,015
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,925
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,257

[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to waive, through July 31, 2015, its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed 1.15% for Class A shares, 1.90% for Class C shares, 0.90% for Institutional Class shares, 1.00% for Class P shares and 1.15% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit. The Expense Limitation Agreement is terminable by the Trust upon 90 days' prior written notice to the Manager or at any time by mutual agreement of the parties.